Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Disclosure of related party [text block]

Related Party Transactions

Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Group’s related parties include:

  key management personnel, close family members of key management personnel and entities which are controlled, significantly influenced by, or for which significant voting power is held by key management personnel or their close family members, subsidiaries, joint ventures and associates and their respective subsidiaries, and post-employment benefit plans for the benefit of Deutsche Bank employees.

Transactions with Key Management Personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of Deutsche Bank, directly or indirectly. The Group considers the members of the Management Board and of the Supervisory Board of the parent company to constitute key management personnel for purposes of IAS 24.

Compensation expense of key management personnel

in € m.	2018	2017	2016
Short-term employee benefits	41	39	40
Post-employment benefits	10	10	9
Other long-term benefits	2	7	7
Termination benefits	32	3	0
Share-based payment	2	22	12
Total	87	81	68

The above table does not contain compensation that employee representatives and former board members on the Supervisory Board have received. The aggregated compensation paid to such members for their services as employees of Deutsche Bank or status as former employees (retirement, pension and deferred compensation) amounted to € 1.1 million as of December 31, 2018, € 1.1 million as of December 31, 2017 and € 1.1 million as of December 31, 2016.

Among the Group’s transactions with key management personnel as of December 31, 2018 were loans and commitments of € 45 million and deposits of € 34 million. As of December 31, 2017, the Group’s transactions with key management personnel were loans and commitments of € 48 million and deposits of € 123 million.

In addition, the Group provides banking services, such as payment and account services as well as investment advice, to key management personnel and their close family members.

Transactions with Subsidiaries, Joint Ventures and Associates

Transactions between Deutsche Bank AG and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions. Transactions between the Group and its associated companies and joint ventures and their respective subsidiaries also qualify as related party transactions.

Transactions for subsidiaries, joint ventures and associates are presented combined in below table as these are not material individually.

Loans

in € m.	2018	2017
Loans outstanding, beginning of year	256	297
Movement in loans during the period[1]	(21)	(26)
Changes in the group of consolidated companies	0	(1)
Exchange rate changes/other	(7)	(15)
Loans outstanding, end of year[2]	228	256
Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	3	9

[1]Net impact of loans issued and loans repayment during the year is shown as “Movement in loans during the period”.

[2]Loans past due were € 0 million as of December 31, 2018 and € 0 million as of December 31, 2017. For the total loans the Group held collateral of € 14 million and € 14 million as of December 31, 2018 and December 31, 2017, respectively.

Deposits

in € m.	2018	2017
Deposits outstanding, beginning of year	67	87
Movement in deposits during the period[1]	2	(15)
Changes in the group of consolidated companies	0	(0)
Exchange rate changes/other	(0)	(4)
Deposits outstanding, end of year	68	67

[1] Net impact of deposits received and deposits repaid during the year is shown as “Movement in deposits during the period”.

Other Transactions

Trading assets and positive market values from derivative financial transactions with associated companies amounted to € 2 million as of December 31, 2018 and € 6 million as of December 31, 2017. Trading liabilities and negative market values from derivative financial transactions with associated companies amounted to € 0 million as of December 31, 2018 and € 0 million as of December 31, 2017.

Other transactions with related parties also reflected the following:

TradeWeb Markets: In the first quarter 2018, the Group ceased to have significant influence over its equity method investment in TradeWeb Markets LLC and recognized a remeasurement gain of € 84 million equal to the difference between the fair value and the carrying amount of the investment.

Transactions with Pension Plans

Under IFRS, certain post-employment benefit plans are considered related parties. The Group has business relationships with a number of its pension plans pursuant to which it provides financial services to these plans, including investment management services. The Group’s pension funds may hold or trade Deutsche Bank shares or securities.

Transactions with related party pension plans

in € m.	2018	2017
Equity shares issued by the Group held in plan assets	1	0
Other assets	0	0
Fees paid from plan assets to asset managers of the Group	24	25
Market value of derivatives with a counterparty of the Group	(692)	(737)
Notional amount of derivatives with a counterparty of the Group	7,325	10,150